Financial Highlights (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
PDISCO
Net Amount at Risk by Product and Guarantee [Line Items]
Effective annual rate used to determine daily the mortality risk and expense risk charges	1.20%
Effective annual rate used to determine daily the administrative charges	0.20%
Annual maintenance charge	$ 30
Minimum contract fund balance required to waive annual maintenance charge (less than)	$ 10,000
PVAL
Net Amount at Risk by Product and Guarantee [Line Items]
Effective annual rate used to determine daily the mortality risk and expense risk charges	0.90%
Partial withdrawal charge, amount	$ 15
Partial withdrawal charge, percent	2.00%
PVAL $100,000 Face Value
Net Amount at Risk by Product and Guarantee [Line Items]
Effective annual rate used to determine daily the mortality risk and expense risk charges	0.60%
Partial withdrawal charge, amount	$ 15
Partial withdrawal charge, percent	2.00%
VIP
Net Amount at Risk by Product and Guarantee [Line Items]
Effective annual rate used to determine daily the mortality risk and expense risk charges	1.20%
Annual maintenance charge	$ 30
Minimum contract fund balance required to waive annual maintenance charge (less than)	$ 10,000